May 31, 2006

Supplement

SUPPLEMENT DATED MAY 31, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Dated February 28, 2006

The third and fourth paragraphs of the section of the Prospectus titled ‘‘Fund Management’’ are hereby replaced by the following:

The Fund is managed within the European Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Felicity Smith, Rodderick Bridge, Doriana Russo and Zhixin Shu, each an Executive Director of the Sub-Adviser, and Katia Levy-Thevenon, a Vice President of the Sub-Adviser.

Ms. Smith has been associated with the Sub-Adviser in an investment management capacity since April 2001 and began managing the Fund in February 2006. Prior to April 2001, Ms. Smith was associated with Investment Advisors International in an investment management capacity. Mr. Bridge has been associated with the Sub-Adviser in an investment management capacity since September  2005 and began managing the Fund in October 2005. Prior to September 2005, Mr. Bridge was an analyst for Commerzbank Securities and HSBC. Ms. Russo has been associated with the Sub-Adviser in an investment management capacity since January  2005 and began managing the Fund in October 2005. Prior to January 2005, Ms. Russo was a Director of European Equity research at Citibank. Ms. Shu has been associated with the Sub-Adviser in an investment management capacity since April  2005 and began managing the Fund in October 2005. Prior to April 2005, Ms. Shu was a Director of Investment Management at Newton Investment Management. Ms. Levy-Thevenon has been associated with the Sub-Adviser in an investment management capacity since December 2004 and began managing the Fund in October 2005. Prior to December 2004, Ms.  Levy-Thevenon worked at Norges Bank Investment Management, AXA Investment Managers Ltd and SEB Investment Management.

Ms. Smith is the lead manager of the Fund. Mr. Bridge, Ms. Russo,  Ms. Shu and Ms. Levy-Thevenon are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

37908SPT-04

May 31, 2006

Supplement

SUPPLEMENT DATED MAY 31, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Dated February  28, 2006

The first and fifth paragraphs in the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’ are hereby deleted.

The following information is hereby deleted in the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers’’:

Hywel George:    None

Anne Marie Fleurbaaij:    $1 – 10,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.